GUARANTOR AND NONGUARANTOR FINANCIAL INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Income Statements, Captions [Line Items]
Revenue	$ 724,455	$ 756,872	$ 799,411	$ 742,249	$ 765,251	$ 714,470	$ 680,612	$ 640,600	$ 3,022,987	$ 2,800,933	$ 2,059,444
Cost of revenue	222,574	248,856	272,822	255,849	267,918	262,275	237,304	223,300	1,000,101	990,797	753,889
Selling and marketing expense									964,131	894,545	617,198
General and administrative expense									372,470	386,088	321,062
Product development expense									141,330	117,683	90,757
Depreciation									58,909	52,481	56,719
Amortization of intangibles									59,843	35,771	22,057
Total costs and expenses									2,596,784	2,477,365	1,861,682
Operating income	112,952	122,004	106,696	84,551	85,294	78,033	97,476	62,765	426,203	323,568	197,762
Equity in losses of unconsolidated affiliates									(6,615)	(25,345)	(36,300)
Interest expense									(33,596)	(6,149)	(5,430)
Other income (expense), net									30,309	(3,012)	15,490
Earnings from continuing operations before income taxes									416,301	289,062	171,522
Income tax (provision) benefit									(134,502)	(119,215)	4,047
Earnings from continuing operations	78,829	91,721	58,540	52,709	44,408	46,185	48,101	31,153	281,799	169,847	175,569
Earnings (loss) from discontinued operations, net of tax									1,926	(9,051)	(3,992)
Net earnings	78,853	95,635	57,472	51,765	41,938	40,561	43,460	34,837	283,725	160,796	171,577
Net loss (earnings) attributable to noncontrolling interests									2,059	(1,530)	2,656
Net earnings attributable to IAC shareholders	76,917	96,940	58,290	53,637	40,739	40,717	43,332	34,478	285,784	159,266	174,233
Comprehensive income attributable to IAC shareholders									304,907	139,540	144,244
IAC
Condensed Income Statements, Captions [Line Items]
Revenue									0	0	413
Cost of revenue									2,456	5,194	4,763
Selling and marketing expense									2,563	4,081	4,385
General and administrative expense									97,025	121,919	120,908
Product development expense									4,685	5,611	7,299
Depreciation									1,386	832	799
Amortization of intangibles									0	0	0
Total costs and expenses									108,115	137,637	138,154
Operating income									(108,115)	(137,637)	(137,741)
Equity in losses of unconsolidated affiliates									439,925	309,639	696,250
Interest expense									(29,417)	(1,835)	(1,111)
Other income (expense), net									(35,331)	(82,900)	(732,588)
Earnings from continuing operations before income taxes									267,062	87,267	(175,190)
Income tax (provision) benefit									16,796	81,050	353,415
Earnings from continuing operations									283,858	168,317	178,225
Earnings (loss) from discontinued operations, net of tax									1,926	(9,051)	(3,992)
Net earnings									285,784	159,266	174,233
Net loss (earnings) attributable to noncontrolling interests									0	0	0
Net earnings attributable to IAC shareholders									285,784	159,266	174,233
Comprehensive income attributable to IAC shareholders									304,907	139,540	144,244
Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenue									2,183,969	1,986,527	1,552,508
Cost of revenue									597,350	594,631	493,480
Selling and marketing expense									768,270	669,448	500,118
General and administrative expense									167,795	155,123	136,511
Product development expense									100,734	83,008	70,219
Depreciation									38,938	35,544	44,940
Amortization of intangibles									40,277	10,958	3,593
Total costs and expenses									1,713,364	1,548,712	1,248,861
Operating income									470,605	437,815	303,647
Equity in losses of unconsolidated affiliates									62,402	37,866	29,607
Interest expense									(3,979)	(4,174)	(4,259)
Other income (expense), net									(35,040)	(3,733)	2,689
Earnings from continuing operations before income taxes									493,988	467,774	331,684
Income tax (provision) benefit									(156,170)	(146,333)	(126,196)
Earnings from continuing operations									337,818	321,441	205,488
Earnings (loss) from discontinued operations, net of tax									0	0	0
Net earnings									337,818	321,441	205,488
Net loss (earnings) attributable to noncontrolling interests									411	206	60
Net earnings attributable to IAC shareholders									338,229	321,647	205,548
Comprehensive income attributable to IAC shareholders									339,094	322,418	205,895
Non-Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenue									843,133	820,759	509,270
Cost of revenue									403,155	395,877	256,800
Selling and marketing expense									194,431	222,481	114,310
General and administrative expense									107,772	109,029	63,621
Product development expense									35,911	29,064	13,239
Depreciation									18,585	16,105	10,980
Amortization of intangibles									19,566	24,813	18,464
Total costs and expenses									779,420	797,369	477,414
Operating income									63,713	23,390	31,856
Equity in losses of unconsolidated affiliates									(303)	(22,548)	(32,866)
Interest expense									(200)	(140)	(60)
Other income (expense), net									100,680	83,621	745,389
Earnings from continuing operations before income taxes									163,890	84,323	744,319
Income tax (provision) benefit									4,872	(53,932)	(223,172)
Earnings from continuing operations									168,762	30,391	521,147
Earnings (loss) from discontinued operations, net of tax									(39)	842	4,877
Net earnings									168,723	31,233	526,024
Net loss (earnings) attributable to noncontrolling interests									1,648	(1,736)	2,596
Net earnings attributable to IAC shareholders									170,371	29,497	528,620
Comprehensive income attributable to IAC shareholders									181,070	29,622	484,333
Total Eliminations
Condensed Income Statements, Captions [Line Items]
Revenue									(4,115)	(6,353)	(2,747)
Cost of revenue									(2,860)	(4,905)	(1,154)
Selling and marketing expense									(1,133)	(1,465)	(1,615)
General and administrative expense									(122)	17	22
Product development expense									0	0	0
Depreciation									0	0	0
Amortization of intangibles									0	0	0
Total costs and expenses									(4,115)	(6,353)	(2,747)
Operating income									0	0	0
Equity in losses of unconsolidated affiliates									(508,639)	(350,302)	(729,291)
Interest expense									0	0	0
Other income (expense), net									0	0	0
Earnings from continuing operations before income taxes									(508,639)	(350,302)	(729,291)
Income tax (provision) benefit									0	0	0
Earnings from continuing operations									(508,639)	(350,302)	(729,291)
Earnings (loss) from discontinued operations, net of tax									39	(842)	(4,877)
Net earnings									(508,600)	(351,144)	(734,168)
Net loss (earnings) attributable to noncontrolling interests									0	0	0
Net earnings attributable to IAC shareholders									(508,600)	(351,144)	(734,168)
Comprehensive income attributable to IAC shareholders									(520,164)	(352,040)	(690,228)
IAC Consolidated
Condensed Income Statements, Captions [Line Items]
Revenue									3,022,987	2,800,933	2,059,444
Cost of revenue									1,000,101	990,797	753,889
Selling and marketing expense									964,131	894,545	617,198
General and administrative expense									372,470	386,088	321,062
Product development expense									141,330	117,683	90,757
Depreciation									58,909	52,481	56,719
Amortization of intangibles									59,843	35,771	22,057
Total costs and expenses									2,596,784	2,477,365	1,861,682
Operating income									426,203	323,568	197,762
Equity in losses of unconsolidated affiliates									(6,615)	(25,345)	(36,300)
Interest expense									(33,596)	(6,149)	(5,430)
Other income (expense), net									30,309	(3,012)	15,490
Earnings from continuing operations before income taxes									416,301	289,062	171,522
Income tax (provision) benefit									(134,502)	(119,215)	4,047
Earnings from continuing operations									281,799	169,847	175,569
Earnings (loss) from discontinued operations, net of tax									1,926	(9,051)	(3,992)
Net earnings									283,725	160,796	171,577
Net loss (earnings) attributable to noncontrolling interests									2,059	(1,530)	2,656
Net earnings attributable to IAC shareholders									285,784	159,266	174,233
Comprehensive income attributable to IAC shareholders									$ 304,907	$ 139,540	$ 144,244